Accrued Director's fees	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued director's fees [Abstract]
ACCRUED DIRECTOR’S FEES	NOTE 9 – ACCRUED DIRECTOR’S FEES Accounts payable related parties as of September 30, 2022 and December 31, 2021 consists of accrued director’s fees in the amount of $75,000.

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES – RELATED PARTY

Accounts payable related parties as of December 31, 2021 consists of accrued director’s fees in the amount of $75,000. There was no balance at December 31, 2020.